MARKET RISK BENEFITS - Reconciles Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Direct Asset	$ (478)	$ (317)
Direct Liability	15,751	21,672
Legacy And Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(478)	(315)
Direct Liability	15,751	21,672
Net Direct MRB	15,273	21,356
Purchased MRB	(10,490)	(14,290)
Net amount at risk	4,783	7,066
GMxB Legacy
Market Risk Benefit [Line Items]
Net amount at risk	22,631	15,901
GMxB Legacy | GMxB Legacy
Market Risk Benefit [Line Items]
Direct Asset	(51)	(47)
Direct Liability	14,749	20,282
Net Direct MRB	14,698	20,235
Purchased MRB	(10,493)	(14,293)
Net amount at risk	4,205	5,942
GMxB Core
Market Risk Benefit [Line Items]
Net amount at risk	3,517	1,115
GMxB Core | Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(375)	(236)
Direct Liability	914	1,297
Net Direct MRB	539	1,061
Purchased MRB	0	0
Net amount at risk	539	1,061
Other | Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(52)	(32)
Direct Liability	88	93
Net Direct MRB	36	60
Purchased MRB	3
Net amount at risk	$ 39	$ 63